LK Balanced Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 69.2%	Shares	Value
Communication Services - 3.9%
Alphabet - Class C	4,000	$668,760
Walt Disney	5,000	480,950
		1,149,710

Consumer Discretionary - 4.6%
Asbury Automotive Group, Inc. (a)	2,500	596,475
LKQ	12,200	487,024
MarineMax (a)	7,910	278,986
		1,362,485

Consumer Staples - 2.7%
Crimson Wine Group (a)	26,090	164,628
Hershey	3,300	632,874
		797,502

Energy - 11.1%
Chevron	4,000	589,080
Civitas Resources	10,000	506,700
Phillips 66	6,300	828,135
Texas Pacific Land	1,500	1,327,110
		3,251,025

Financials - 21.0%
Aflac	8,000	894,400
Arthur J. Gallagher	4,000	1,125,480
Berkshire Hathaway - Class A (a)	2	1,382,360
Berkshire Hathaway - Class B (a)	1,000	460,260
Brookfield Asset Management	5,250	248,272
Brookfield Corp.	4,500	239,175
Cullen/Frost Bankers	5,000	559,300
Fifth Third Bancorp	18,000	771,120
Nelnet, Inc. - Class A	4,500	509,760
		6,190,127

Health Care - 14.6%
Charles River Laboratories International (a)	2,600	512,122
Elevance Health	1,000	520,000
Enovis Corp. (a)	5,000	215,250
HCA Healthcare, Inc.	2,200	894,146
Johnson & Johnson	4,500	729,270
Pfizer	15,000	434,100
Thermo Fisher Scientific	1,600	989,712
		4,294,600

Industrials - 5.2%
Canadian Pacific Kansas City	8,000	684,320
Lincoln Electric Holdings	3,100	595,262
MSC Industrial Direct Co. - Class A	1,820	156,629
Sky Harbour Group Corp. (a)	7,500	82,800
		1,519,011

Information Technology - 5.1%
Keysight Technologies (a)	1,700	270,181
Microsoft	2,850	1,226,355
		1,496,536

Materials - 1.0%
Vulcan Materials	1,200	300,516
TOTAL COMMON STOCKS (Cost $8,543,023)		20,361,512

CORPORATE BONDS - 19.7%	Par	Value
Communication Services - 1.1%
TWDC Enterprises 18, 3.00%, 02/13/2026	325,000	320,293

Consumer Discretionary - 4.3%
Genuine Parts Co., 6.50%, 11/01/2028	500,000	539,004
Lowe's Companies, 3.38%, 09/15/2025	500,000	495,270
Newell Brands, 3.90%, 11/01/2025	250,000	236,806
		1,271,080

Consumer Staples - 1.7%
JM Smucker, 3.50%, 03/15/2025	500,000	497,048

Financials - 5.1%
Charles Schwab, 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	500,000	500,261
Old Republic International, 3.88%, 08/26/2026	500,000	495,074
Prudential Financial, 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	497,312
		1,492,647

Health Care - 3.3%
Cardinal Health, 3.50%, 11/15/2024	500,000	498,786
Laboratory Corporation of America Holdings, 1.55%, 06/01/2026	500,000	477,619
		976,405

Industrials - 2.5%
Boeing, 2.20%, 02/04/2026	500,000	481,671
Hexcel, 4.95%, 08/15/2025	250,000	249,065
		730,736

Information Technology - 1.7%
Keysight Technologies, 4.55%, 10/30/2024	250,000	249,166
KLA, 4.65%, 11/01/2024	250,000	249,756
		498,922
TOTAL CORPORATE BONDS (Cost $5,798,313)		5,787,131

U.S. TREASURY SECURITIES - 6.8%	Par	Value
United States Treasury Note/Bond
2.25%, 11/15/2024	500,000	498,398
2.00%, 02/15/2025	500,000	495,373
2.75%, 05/15/2025	500,000	495,387
3.13%, 08/15/2025	500,000	496,038
TOTAL U.S. TREASURY SECURITIES (Cost $1,979,701)		1,985,196

U.S. GOVERNMENT AGENCY ISSUES - 3.4%	Par	Value
Federal Home Loan Bank, 5.00%, 01/26/2034	500,000	504,302
Federal Home Loan Mortgage Corp, 5.63%, 05/15/2034 (b)	500,000	504,060
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,000,000)		1,008,362

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares
First American Government Obligations - Class Z, 4.78% (c)	216,945	216,945
TOTAL SHORT-TERM INVESTMENTS (Cost $216,945)		216,945

TOTAL INVESTMENTS - 99.8% (Cost $17,537,982)		29,359,146
Other Assets in Excess of Liabilities - 0.2%		50,265
TOTAL NET ASSETS - 100.0%		$29,409,411

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury Rate

(a)	Non-income producing security.
(b)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

LK Balanced Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,361,512	$–	$–	$20,361,512
Corporate Bonds	–	5,787,131	–	5,787,131
U.S. Treasury Securities	–	1,985,196	–	1,985,196
U.S. Government Agency Issues	–	1,008,362	–	1,008,362
Money Market Funds	216,945	–	–	216,945
Total Investments	$20,578,457	$8,780,689	$–	$29,359,146

Refer to the Schedule of Investments for further disaggregation of investment categories.